Material accounting policy information (Tables)	12 Months Ended
Mar. 31, 2024
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Schedule of Useful Lives of Property, Plant and Equipment	Estimated useful lives are as follows:

Asset Category	Estimated Useful Life
Plant equipment (except moulds)	10 years
Footwear moulds	5 years
Computer equipment	3 years
Leasehold improvements	Lesser of the lease term or useful life of the asset
Show displays	5 years
Furniture and fixtures	5 to 10 years
The following table presents changes in the cost and the accumulated depreciation on the Company’s property, plant and equipment:

	Plant equipment	Computer equipment	Leasehold improvements	Show displays	Furniture and fixtures	In progress	Total
Cost	$	$	$	$	$	$	$
April 3, 2022	30.9	12.8	125.1	9.4	34.8	4.1	217.1
Additions	—	0.9	8.8	—	2.2	63.3	75.2
Additions from business combinations (note 5)	—	—	0.9	—	0.3	—	1.2
Disposals	—	(0.1)	(1.0)	—	(0.1)	—	(1.2)
Transfers	1.1	1.5	15.5	1.6	1.6	(21.3)	—
Impact of foreign currency translation	—	0.2	2.1	0.4	1.0	0.4	4.1
April 2, 2023	32.0	15.3	151.4	11.4	39.8	46.5	296.4
Additions	0.2	1.9	11.5	0.2	3.7	42.9	60.4
Additions from business combinations (note 5)	2.4	0.1	0.1	—	—	—	2.6
Disposals	(0.1)	(0.3)	(6.4)	(1.0)	(1.1)	(0.1)	(9.0)
Transfers	2.9	4.4	70.4	(0.4)	7.7	(85.0)	—
Impact of foreign currency translation	(0.1)	(0.1)	(1.8)	0.1	(0.4)	(0.2)	(2.5)
March 31, 2024	37.3	21.3	225.2	10.3	49.7	4.1	347.9

	Plant equipment	Computer equipment	Leasehold improvements	Show displays	Furniture and fixtures	In progress	Total
Accumulated depreciation	$	$	$	$	$	$	$
April 3, 2022	12.1	9.3	53.9	7.3	20.3	—	102.9
Depreciation	3.2	2.7	23.1	1.1	7.3	—	37.4
Disposals	—	(0.1)	(1.0)	—	(0.1)	—	(1.2)
Impairment losses	—	—	0.2	—	—	—	0.2
Impact of foreign currency translation	—	0.2	(0.1)	0.3	0.7	—	1.1
April 2, 2023	15.3	12.1	76.1	8.7	28.2	—	140.4
Depreciation	3.7	3.4	30.2	1.2	6.9	—	45.4
Disposals	(0.1)	(0.2)	(6.4)	(1.0)	(1.0)	—	(8.7)
Impairment losses	—	—	0.2	—	—	—	0.2
Impact of foreign currency translation	—	—	(1.0)	—	(0.2)	—	(1.2)
March 31, 2024	18.9	15.3	99.1	8.9	33.9	—	176.1

Net book value
April 2, 2023	16.7	3.2	75.3	2.7	11.6	46.5	156.0
March 31, 2024	18.4	6.0	126.1	1.4	15.8	4.1	171.8

Schedule of Useful Lives of Intangible Assets
The useful lives of intangible assets are assessed as either finite or indefinite.

Asset Category	Estimated Useful Life
Brand name	Indefinite
Domain name	Indefinite
Software	5 to 7 years
Intellectual property	1 to 8 years
Customer lists (Canada Goose)	10 years
Customer lists (Paola Confectii SRL)	4 years
Distribution rights	10 years
Intangible assets comprise the following:

	March 31, 2024	April 2, 2023
	$	$
Intangible assets with finite lives	18.3	19.3
Intangible assets with indefinite lives:
Brand name	116.5	115.5
Domain name	0.3	0.3
	135.1	135.1
The following table presents the changes in cost and accumulated amortization of the Company’s intangible assets with finite lives:

	Intangible assets with finite lives
	Software	Intellectual property	Customer lists	Distribution rights	Total
Cost	$	$	$	$	$
April 3, 2022	8.5	18.2	—	—	26.7
Additions	1.8	0.1	—	—	1.9
Additions from business combinations (note 5)	—	—	7.7	7.2	14.9
April 2, 2023	10.3	18.3	7.7	7.2	43.5
Additions	0.8	0.1	—	—	0.9
Additions from business combinations (note 5)	—	—	3.5	—	3.5
Disposals	(0.1)	—	—	—	(0.1)
Impact of foreign currency translation	(0.1)	0.1	(0.7)	(0.9)	(1.6)
March 31, 2024	10.9	18.5	10.5	6.3	46.2

	Software	Intellectual property	Customer lists	Distribution rights	Total
Accumulated amortization	$	$	$	$	$
April 3, 2022	3.6	16.7	—	—	20.3
Amortization	1.8	0.7	0.7	0.7	3.9
April 2, 2023	5.4	17.4	0.7	0.7	24.2
Amortization	1.8	0.5	0.8	0.7	3.8
Disposals	(0.1)	—	—	—	(0.1)
Impact of foreign currency translation	—	—	0.1	(0.1)	—
March 31, 2024	7.1	17.9	1.6	1.3	27.9

Net book value
April 2, 2023	4.9	0.9	7.0	6.5	19.3
March 31, 2024	3.8	0.6	8.9	5.0	18.3

Schedule of Valuation Techniques Used in Determining Fair Value of Financial Instruments	The following table describes the valuation techniques used in the determination of the fair values of financial instruments:

Type	Valuation Approach
Cash, trade receivables, accounts payable and accrued liabilities	The carrying amount approximates fair value due to the short term maturity of these instruments.
Derivatives (included in other current assets, other long-term assets, accounts payable and accrued liabilities or other long-term liabilities)
Specific valuation techniques used to value derivative financial instruments include:
- quoted market prices or dealer quotes for similar instruments;
- observable market information as well as valuations determined by external valuators with experience in the financial markets.

Revolving Facility, Term Loan, Mainland China Facilities, and Japan Facility
The fair value is based on the present value of contractual cash flows, discounted at the Company’s current incremental borrowing rate for similar types of borrowing arrangements or, where applicable, market rates.

Put option liability
The fair value is based on the present value of the amount expected to be paid to the non-controlling shareholder if the put option is exercised. Subsequent changes in the present value of the amount that could be required to be paid at each reporting date are recorded with the statements of income until the put option is exercised or expires.

Contingent consideration	The fair value of the applicable contingent consideration is determined based on the estimated financial outcome and the resulting expected contingent consideration to be paid, discounted using an appropriate rate. Subsequent changes in the fair value is recognized in the statements of income.
Earn-Out included in other long-term liabilities
The fair value is based on a pre-determined percentage of net equity value of Paola Confectii SRL, determined as a multiple of EBITDA and EBITDA margin for the fiscal year ending March 30, 2025, subject to a floor, less net debt adjustments. Subsequent changes in the fair value are recognized in the statements of income.